Bonds (Tables)	12 Months Ended
Dec. 31, 2020
Statement [line items]
Summary of Bonds Issued
As of December 31, this item includes:

	Total		Current		Non-current
	2019	2020	2019	2020	2019	2020
Tren Urbano de Lima S.A. (a)	618,497	624,454	15,742	21,081	602,755	603,373
Norvial S.A. (b)	305,545	280,848	28,995	32,819	276,550	248,029
Cumbra Peru S.A. (c)	—	27,457	—	4,546	—	22,911

	924,042	932,759	44,737	58,446	879,305	874,313

GyM Ferrovias S.A. [member]
Statement [line items]
Bonds
As of December 31, 2018, 2019 and 2020, the movement of this account is as follows:

	2018	2019	2020
Balance at January, 1	603,657	611,660	618,497
Amortization	(10,178)	(11,330)	(11,582)
Accrued interest	48,130	48,253	47,615
Interest paid	(29,949)	(30,086)	(30,076)

Balance at December, 31	611,660	618,497	624,454

Norvial S.A. [member]
Statement [line items]
Bonds
As of December 31, 2018, 2019, and 2020, the movement in this account is as follows:

	2018	2019	2020
Balance at January, 1	343,910	325,382	305,545
Amortization	(18,736)	(20,005)	(24,820)
Accrued interest	24,170	23,482	24,619
Capitalized interest	3,361	2,725	—
Interest paid	(27,323)	(26,039)	(24,496)

Balance at December, 31	325,382	305,545	280,848